Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Taxation [Abstract]
Taxation

7. Taxation

a) Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2.0 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% except for TuanChe Internet, Tuan Yuan and Drive New Media, TuanChe Internet and Tuan Yuan have been reconfirmed as a “High and New Technology Enterprise” (“HNTE”) in 2018 for a period of 3 years and renewed in 2021, are subject to a preferential income tax rate of 15% from 2018 to October 2024. Drive New Media, has been confirmed as a “High and New Technology Enterprise” (“HNTE”) in 2019 for a period of 3 years and renewed in 2022, is subject to a preferential income tax rate of 15% from 2019 to 2024.

The following table presents an unaudited reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the six months ended June 30, 2023 and 2024:

	For the six months ended
	June 30,
	2023	2024
	%	%
Statutory income tax rate of the PRC	25.0	25.0
Permanent differences	(1.1)	(4.5)
Change in valuation allowance	(24.5)	(12.5)
Effect of preferential tax rate	(3.5)	(2.6)
Others	4.1	(5.4)
Effective income tax rate	—	—

10. Taxation

a) Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2.0 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong. The Ordinance only allows one entity within a group of “connected entities” to be eligible for the two-tier tax rate benefit. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable. TuanChe Information elected the two-tier profits tax rate for its tax years of 2022 and 2023. TuanChe Information applies the two-tier profits tax rate for its provision for current income and deferred taxes. Other HK subsidiaries of the Company elected 16.5% tax rate.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% except for TuanChe Internet, Tuan Yuan and Drive New Media. TuanChe Internet and Tuan Yuan have been renewed as a “High and New Technology Enterprise” (“HNTE”) in 2021 for a period of 3 years, are subject to a preferential income tax rate of 15% from 2021 to 2023. Drive New Media, has been confirmed as a “High and New Technology Enterprise” (“HNTE”) in 2019 for a period of 3 years and renewed in 2022, is subject to a preferential income tax rate of 15% from 2019 to 2024.

Loss before provision for income taxes is attributable to the following geographic locations:

	For the year ended
	December 31,
	2022	2023
PRC	(163,018)	(79,805)
Foreign	(8,923)	(3,166)
Total loss before income taxes	(171,941)	(82,971)

Income tax (benefit) expense consists of the following:

	For the year ended
	December 31,
	2021	2022	2023
Current income tax expenses	—	—	—
Deferred income tax benefit	—	(5,451)	—
Total	—	(5,451)	—

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023:

	For the year ended
	December 31,
	2021	2022	2023
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences*	2.6	(12.1)	1.2
Change in valuation allowance	(18.0)	(10.1)	(19.8)
Effect of preferential tax rate	(8.2)	(1.5)	(5.5)
Effect of different tax rates in other jurisdictions (offshore entities)	(1.4)	(1.3)	(0.9)
Change in impairment of intangible assets	—	(3.2)	—
Others	—	—	—
Effective income tax rate	—	(3.2)	—

*	Permanent differences in 2022 are mainly due to non-deductible impairment charges.

b) Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2022 and 2023.

	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	58,723	64,678
Accrued expense and other payables	4,101	3,257
Allowance for doubtful accounts	9,541	10,039
Net operating tax loss carry forwards	73,423	81,539
Total deferred tax assets	145,788	159,513
Less: valuation allowance	(145,788)	(159,513)
Net deferred tax assets	—	—

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of the above deferred tax assets of all entities of the Group is more likely than not to be realized. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of December 31, 2021, 2022 and 2023, a RMB134,534, RMB145,788 and RMB159,513 valuation allowance has been established respectively. Consequently, the Group has provided full valuation allowances on the related deferred tax assets.

The movements of the valuation allowance are as follows:

	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	120,703	134,534	145,788
Allowance made during the year	18,271	16,910	16,392
Reduction due to unrealized NOLs and adjustments	—	(5,656)	(2,667)
Decrease due to disposal of subsidiaries	(4,440)	—	—
Balance at end of year	134,534	145,788	159,513

As of December 31, 2022 and 2023, certain entities of the Group had PRC net operating tax loss carry forwards of RMB333,677 and RMB369,363 respectively. As of December 31, 2022, and 2023, the Company had Hong Kong losses of RMB327 and RMB330 respectively.

As of December 31, 2023, net operating tax loss carry forwards in PRC is expected to expire is as follows:

RMB
Loss expiring in 2024	29,847
Loss expiring in 2025	33,277
Loss expiring in 2026	46,188
Loss expiring in 2027	73,089
Loss expiring in 2028	30,894
Loss expiring in 2029	32,922
Loss expiring in 2030	39,553
Loss expiring in 2031	53,947
Loss expiring in 2032	24,256
Loss expiring in 2033 and after	5,390
369,363

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future. The cumulative net operating tax loss in PRC of RMB369,363 can be carried forward for five to ten years, to offset future net profits for income tax purpose. The net operating tax loss will start to expire from 2024 if they are not used. The operating tax loss of RMB330 in Hong Kong can be carried forward without expiration date.

c) Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

As of December 31, 2022 and 2023, the Company did not record any such withholding tax of its subsidiaries, VIEs and subsidiaries of VIEs in the PRC as they are still in accumulated deficit position.

The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($15,488). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

d) Uncertain tax position

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2022 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2023, the tax years ended December 31, 2018 through 2022 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2017 through 2022 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.